Bank Loans (Details)	6 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Jun. 30, 2023	Dec. 31, 2022	Feb. 04, 2021 USD ($)	Feb. 04, 2021 CNY (¥)
Bank Loans (Details) [Line Items]
Total received					$ 1,548,491	¥ 10,000,000
Receivables due from customers					$ 2,013,038	¥ 13,000,000
Loan principal amount	$ 985,929	¥ 7,000,000
Repaid installment	$ 49,296	¥ 350,000
Short-Term Debt [Member]
Bank Loans (Details) [Line Items]
Weighted average interest rate, percentage	4.31%	4.31%	4.53%
Interest rate for bank loans	4.23%	4.23%		4.74%